CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2024	$ 190	$ 650,864	$ (70,430)	$ 2,844,176	$ 3,424,800
Balance (in shares) at Dec. 31, 2024	18,988
Increase (Decrease) in Stockholders' Equity
Net Income				115,147	115,147
Dividends				(15,894)	(15,894)
Repurchase of common stock	$ (4)	(33,212)			(33,216)
Repurchase of common stock (in shares)	(414)
Stock based compensation		1,705			1,705
Issuance of common stock		4			4
Net movement in other comprehensive loss			1,183		1,183
Balance at Mar. 31, 2025	$ 186	619,361	(69,247)	2,943,429	3,493,729
Balance (in shares) at Mar. 31, 2025	18,574
Balance at Dec. 31, 2024	$ 190	650,864	(70,430)	2,844,176	3,424,800
Balance (in shares) at Dec. 31, 2024	18,988
Increase (Decrease) in Stockholders' Equity
Net Income					246,051
Net movement in other comprehensive loss					2,377
Balance at Jun. 30, 2025	$ 183	601,653	(68,053)	3,058,770	3,592,553
Balance (in shares) at Jun. 30, 2025	18,310
Balance at Mar. 31, 2025	$ 186	619,361	(69,247)	2,943,429	3,493,729
Balance (in shares) at Mar. 31, 2025	18,574
Increase (Decrease) in Stockholders' Equity
Net Income				130,904	130,904
Dividends				(15,563)	(15,563)
Repurchase of common stock	$ (3)	(19,434)			(19,437)
Repurchase of common stock (in shares)	(264)
Stock based compensation		1,723			1,723
Issuance of common stock		3			3
Net movement in other comprehensive loss			1,194		1,194
Balance at Jun. 30, 2025	$ 183	601,653	(68,053)	3,058,770	3,592,553
Balance (in shares) at Jun. 30, 2025	18,310
Balance at Dec. 31, 2025	$ 183	591,584	(71,412)	3,275,222	$ 3,795,577
Balance (in shares) at Dec. 31, 2025	18,264				18,264,294
Increase (Decrease) in Stockholders' Equity
Net Income				140,421	$ 140,421
Dividends				(16,383)	(16,383)
Repurchase of common stock	$ (1)	(5,944)			(5,945)
Repurchase of common stock (in shares)	(61)
Stock based compensation		2,390			2,390
Issuance of common stock		5			5
Net movement in other comprehensive loss			1,440		1,440
Balance at Mar. 31, 2026	$ 182	588,035	(69,972)	3,399,260	3,917,505
Balance (in shares) at Mar. 31, 2026	18,203
Balance at Dec. 31, 2025	$ 183	591,584	(71,412)	3,275,222	$ 3,795,577
Balance (in shares) at Dec. 31, 2025	18,264				18,264,294
Increase (Decrease) in Stockholders' Equity
Net Income					$ 292,236
Net movement in other comprehensive loss					2,890
Balance at Jun. 30, 2026	$ 182	590,457	(68,522)	3,534,692	$ 4,056,809
Balance (in shares) at Jun. 30, 2026	18,203				18,203,567
Balance at Mar. 31, 2026	$ 182	588,035	(69,972)	3,399,260	$ 3,917,505
Balance (in shares) at Mar. 31, 2026	18,203
Increase (Decrease) in Stockholders' Equity
Net Income				151,815	151,815
Dividends				(16,383)	(16,383)
Stock based compensation		2,417			2,417
Issuance of common stock		5			5
Net movement in other comprehensive loss			1,450		1,450
Balance at Jun. 30, 2026	$ 182	$ 590,457	$ (68,522)	$ 3,534,692	$ 4,056,809
Balance (in shares) at Jun. 30, 2026	18,203				18,203,567